Expected credit loss measurement - ECL-relevant balance sheet and off-balance sheet positions including ECL allowances and provisions (Narrative) (Detail)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.42%	0.39%
Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.11%	0.10%
Increase decrease in ECL coverage	0.01%
Allowance for expected credit loss | On-balance sheet
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.47%	0.49%
Allowance for expected credit loss | Real estate lending (on-balance sheet) | On-balance sheet
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.06%	0.05%
Allowance for expected credit loss | Corporate lending (on-balance sheet) | On-balance sheet
Disclosure Of Provision Matrix [Line Items]
ECL coverage	4.20%	4.35%
Allowance for expected credit loss | Stage 1 and 2 positions | On-balance sheet
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.10%	0.10%
Allowance for expected credit loss | Stage 1 and 2 positions | Real estate lending (on-balance sheet) | On-balance sheet
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.03%	0.03%
Allowance for expected credit loss | Stage 1 and 2 positions | Corporate lending (on-balance sheet) | On-balance sheet
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.79%	0.76%
Increase decrease in ECL coverage	0.03%